Post Retirement Benefit Liability (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Components of Post Retirement Benefit Liabilities
The fiscal 2013 and fiscal 2012 post retirement benefit liability included the following components:
	Years Ended March 31,
	2013	2012
	(In thousands)
Beginning of year	$12,493	$11,103
Service cost for benefits earned during the period	622	515
Interest cost on accumulated post retirement benefit	554	568
Net benefit payments and expense	(271)	(369)
Actuarial loss	978	676
Accumulated postretirement benefit obligation	14,376	12,493

Current liabilities	493	503
Non-current liabilities	13,883	11,990

Total post retirement benefit liability recognized in statement of financial position	14,376	12,493
Components included in accumulated other comprehensive income:
Unrecognized net gain	205	1,179
Cumulative net periodic benefit cost (in excess of employer contribution)	$14,581	$13,672